Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Weighted average common shares outstanding - Diluted (in Shares)	18,528,262		6,871,200				10,674,991	6,990,773	8,583,409		6,997,571
Net loss per common share - Diluted (in Dollars per share)	$ (0.41)		$ (0.78)				$ (1.66)	$ (2.09)	$ (2.55)		$ (3.10)
Patricia Acquisition Corp.
Weighted average common shares outstanding - Diluted (in Shares)		5,000,000		5,000,000	5,000,000	5,000,000			5,000,000	5,000,000
Net loss per common share - Diluted (in Dollars per share)		$ 0.00		$ 0.00	$ (0.01)	$ (0.01)			$ (0.01)	$ (0.01)